Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 512,599	$ 359,188	$ (41,455)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains (losses) on cash flow hedges (net of tax of $0, $2,845 and $0)	16,780	(8,536)	11,547
Reclassification adjustments on cash flow hedges (net of tax of $0, $4,666 and $0)	(17,010)	13,999	(3,888)
Cash flow hedges, net of tax	(230)	5,463	7,659
Net investment hedge	24,743	(26,442)	5,505
Gain (loss) on pension (net of tax of $5, $16 and $359)	11	(38)	(437)
Foreign currency translation adjustments (net of tax of $1,674,$946 and $454)	(107,372)	86,814	(11,702)
Total other comprehensive (loss) income	(82,848)	65,797	1,025
Comprehensive income (loss)	$ 429,751	$ 424,985	$ (40,430)